Nature of Operations and Going Concern	12 Months Ended
Dec. 31, 2024
Nature of Operations and Going Concern [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN
1.	NATURE OF OPERATIONS AND GOING CONCERN

Mainz Biomed N.V. (the “Company”) is domiciled in Netherlands. The Company’s registered office is at Robert-Koch Strasse 50, 55129 Mainz, Germany with substantially all of its operations in Germany. The Company was formed to acquire the business of Mainz Biomed Germany GmbH (f/k/a PharmGenomics GmbH (“PharmaGenomics”, “PG”)) in 2021.

We develop and sell in-vitro diagnostic (“IVD”) tests for the early detection of cancer. Our flagship ColoAlert product is being marketed and sold in European markets. We are currently developing our next generation colorectal cancer screening product and intend to launch that product in the future in the United States and in Europe. We have operated a clinical diagnostic laboratory but primarily distribute our IVD kits to third-party laboratories in Europe and through our on-line store in Germany.

Throughout these consolidated financial statements, Mainz Biomed N.V. and its directly and indirectly wholly owned subsidiaries, Mainz Biomed USA, Inc., Mainz Biomed GmbH (f/k/a PharmGenomics GmbH) and European Oncology Lab GmbH are referred to, collectively and individually as “Mainz”, “Mainz Biomed”, or the “Company”).

Restructuring

During July 2024 and October 2024, the Company restructured its operations to focus on its ColoAlert business in Europe, the development of its next generation product, and planning for the Early Detect 2 clinical study in the U.S. in 2025. In line with that focus, the Company implemented cost reduction efforts which included the reduction of its operating costs, including the reduction of personnel by 65%, reduction of external consulting costs, and the sale of its European Oncology Lab (“EOL”) business in St. Ingbert, Germany10. The sale of the EOL business included a payment to the Company of €31,511 ($32,785). Additionally, the Company amended the employment contracts of its CEO and CFO, reducing the salaries of those officers to 60% and 50% of their then current salaries, respectively, effective November 1, 2024. For the year ended December 31, 2024, the Company recorded severance expenses and impairment loss from this transaction of $277,160 as restructuring expense and gain on sale of EOL of $28,328 (Note 14).

Reverse stock split

On December 3, 2024, the Company implemented a 1-for-40 reverse stock split of its issued and outstanding shares. The reverse stock split was authorized by the Board of Directors of the Company, pursuant to shareholder approval granted at its Extraordinary Shareholders Meeting on November 20, 2024.

All share and per share information in these financial statements retroactively reflect this reverse stock split.

Going Concern

The Company has recurring losses, accumulated deficit totaling $90,978,684 and negative cash flows used in operating activities of $17,090,011 as of and for the year ended December 31, 2024. The Company also had $6,235,670 of cash on hand at December 31, 2024. These factors raise a substantial doubt as to the Company’s ability to continue as a going concern for a period that is one year from the date of these financial statements. If the Company is unable to obtain funding, the Company could be forced to delay, reduce, or eliminate its research and development, regulatory, and commercial efforts which could adversely affect its future business prospects and its ability to continue as a going concern.

Management plans to fund its cash flow needs through current cash on hand and future debt and/or equity financings which it may obtain through one or more public or private equity offerings, debt financings, government or other third-party funding, strategic alliances, or collaboration agreements. During 2022 the Company raised $24.2 million of net proceeds from common stock sales and warrant proceeds. During 2023 the Company raised $16.5 million from a combination of sale of shares and warrants as well as the issuance of convertible debt. During 2024 the Company raised $18.2 million from a combination of sale of shares and warrants as well as the issuance of convertible debt. During 2025 and beyond the Company believes that it will be able to raise additional funds through a combination of the sale of ordinary shares, the sale and/or conversion of warrants, and use of the Company’s access to capital through its Controlled Equity Offering (see Note 13) and its Pre-Paid Advance Agreement (see Note 11). The Company also has the ability to defer certain costs, especially those related to clinical studies, to match financing inflows. The Company believes that its currently available cash on hand, including additional financing described above, will be sufficient to meet its planned expenditures, alleviate the substantial doubt as to the Company’s ability to continue as a going concern, and to meet the Company’s obligations for at least the one-year period following its date of consolidated financial statements.

These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities in the normal course of business. These consolidated financial statements do not reflect the adjustments to the carrying values of assets and liabilities, the reported revenues and expenses, and the statement of financial position classifications used, that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. Such adjustments could be material.